RELATED PARTIES - Compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) person	Dec. 31, 2019 USD ($) person	Dec. 31, 2018 USD ($) person	Nov. 30, 2020 person	May 20, 2019 person	Jan. 30, 2019 person	Aug. 31, 2018 person
Disclosure of transactions between related parties [line items]
Number of persons employee compensation | person				58	9	4	12
Key executives personnel
Disclosure of transactions between related parties [line items]
Number of persons employee compensation | person	9	8	7
Number of persons for share based payment | person	9	8	7
Employee compensation	$ 2,772	$ 2,201	$ 1,835
Share-based payment	904	850	702
Total	3,676	3,051	2,537
Transaction amounts	4,018	3,352	2,821
Carrying amount	495	383
Director compensation	2,772	2,201	1,835
Share-based payment	$ 904	$ 850	$ 702
Directors not employed by entity
Disclosure of transactions between related parties [line items]
Number of persons employee compensation | person	8	8	8
Number of persons for share based payment | person		8	8
Employee compensation	$ 244	$ 213	$ 208
Share-based payment	98	88	76
Compensation to directors who are not employed	342	301	284
Director compensation	244	213	208
Share-based payment	98	88	76
Total	$ 342	$ 301	$ 284